Interests in subsidiaries (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
List of Subsidiary Companies [Abstract]
Gain on disposal of subsidiaries		$ 3,258	$ 0	$ 0
Iris Energy Custodian Pty Ltd [Member]
List of Subsidiary Companies [Abstract]
Name		Iris Energy Custodian Pty Ltd
Principal place of business / Country of incorporation		Australia
Ownership interest		100.00%	100.00%
SA 1 Holdings Ltd [Member]
List of Subsidiary Companies [Abstract]
Name		SA 1 Holdings Ltd
Principal place of business / Country of incorporation		Australia
Ownership interest		100.00%	100.00%
SA 2 Holdings Ltd [Member]
List of Subsidiary Companies [Abstract]
Name		SA 2 Holdings Ltd
Principal place of business / Country of incorporation		Australia
Ownership interest		100.00%	100.00%
Podtech Data Centers Inc. [Member]
List of Subsidiary Companies [Abstract]
Name		Podtech Data Centers Inc.
Principal place of business / Country of incorporation		Canada
Ownership interest		100.00%	100.00%
IE CA 1 Holdings Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name		IE CA 1 Holdings Ltd
Principal place of business / Country of incorporation		Canada
Ownership interest		100.00%	100.00%
IE CA 2 Holdings Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name		IE CA 2 Holdings Ltd
Principal place of business / Country of incorporation		Canada
Ownership interest		100.00%	100.00%
IE CA 3 Holdings Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	[1]	IE CA 3 Holdings Ltd*
Principal place of business / Country of incorporation	[1]	Canada
Ownership interest	[1]	0.00%	100.00%
IE CA 4 Holdings Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	[1]	IE CA 4 Holdings Ltd*
Principal place of business / Country of incorporation	[1]	Canada
Ownership interest	[1]	0.00%	100.00%
IE CA 5 Holdings Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name		IE CA 5 Holdings Ltd
Principal place of business / Country of incorporation		Canada
Ownership interest		100.00%	100.00%
IE CA Development Holdings Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name		IE CA Development Holdings Ltd
Principal place of business / Country of incorporation		Canada
Ownership interest		100.00%	100.00%
IE CA Development Holdings 2 Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name		IE CA Development Holdings 2 Ltd
Principal place of business / Country of incorporation		Canada
Ownership interest		100.00%	100.00%
IE CA Development Holdings 3 Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name		IE CA Development Holdings 3 Ltd
Principal place of business / Country of incorporation		Canada
Ownership interest		100.00%	100.00%
IE CA Development Holdings 4 Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name		IE CA Development Holdings 4 Ltd
Principal place of business / Country of incorporation		Canada
Ownership interest		100.00%	100.00%
IE CA Development Holdings 5 Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name		IE CA Development Holdings 5 Ltd
Principal place of business / Country of incorporation		Canada
Ownership interest		100.00%	100.00%
IE US 1, Inc. [Member]
List of Subsidiary Companies [Abstract]
Name		IE US 1, Inc.
Principal place of business / Country of incorporation		United States of America
Ownership interest		100.00%	100.00%
Iris Energy Holdings Pty Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name		Iris Energy Holdings Pty Ltd
Principal place of business / Country of incorporation		Australia
Ownership interest		100.00%	100.00%
TAS 1 Holdings Ltd [Member]
List of Subsidiary Companies [Abstract]
Name		TAS 1 Holdings Ltd
Principal place of business / Country of incorporation		Australia
Ownership interest		100.00%	100.00%
IE CA Development Holdings 7 Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name		IE CA Development Holdings 7 Ltd
Principal place of business / Country of incorporation		Canada
Ownership interest		100.00%	100.00%
IE US Development Holdings 1 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name		IE US Development Holdings 1 Inc
Principal place of business / Country of incorporation		United States of America
Ownership interest		100.00%	100.00%
IE US Holdings Inc. [Member]
List of Subsidiary Companies [Abstract]
Name		IE US Holdings Inc
Principal place of business / Country of incorporation		United States of America
Ownership interest		100.00%	100.00%
IE US Development Holdings 3 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name		IE US Development Holdings 3 Inc
Principal place of business / Country of incorporation		United States of America
Ownership interest		100.00%	100.00%
IE US Development Holdings 4 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name		IE US Development Holdings 4 Inc
Principal place of business / Country of incorporation		United States of America
Ownership interest		100.00%	100.00%
IE US Operations Inc. [Member]
List of Subsidiary Companies [Abstract]
Name		IE US Operations Inc
Principal place of business / Country of incorporation		United States of America
Ownership interest		100.00%	100.00%
IE US Hardware 1 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name		IE US Hardware 1 Inc
Principal place of business / Country of incorporation		United States of America
Ownership interest		100.00%	100.00%
IE US Hardware 2 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name		IE US Hardware 2 Inc
Principal place of business / Country of incorporation		United States of America
Ownership interest		100.00%	100.00%
IE US Hardware 3 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name		IE US Hardware 3 Inc
Principal place of business / Country of incorporation		United States of America
Ownership interest		100.00%	100.00%
IE US Hardware 4 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name		IE US Hardware 4 Inc
Principal place of business / Country of incorporation		United States of America
Ownership interest		100.00%	100.00%

[1]	On 4 November 2022, IE CA 3 Holdings Ltd. and IE CA 4 Holdings Ltd. (‘Non-Recourse SPVs’) received notices of defaults from the lenders under their respective limited recourse facilities alleging the occurrence of certain defaults and potential events of default, and purporting to declare the loans under each of the Non-Recourse SPV facilities immediately due and payable. The lender filed a petition with the British Columbia Supreme Court, primarily seeking the appointment of PwC as receiver over the assets and undertakings of the Non-Recourse SPVs, which the court accepted, subsequently appointing PwC as the receiver of the Non-Recourse SPVs on 3 February 2023. The Group ceased control of the Non-Recourse SPVs on 3 February 2023, being the date of appointment of the receiver, and as such the entities have been deconsolidated from this date recording a gain on disposal of subsidiaries of $3,258,000.